Equity - Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jul. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2020, 42.47 pence per share (2019 – 42.47 pence; 2018 – 40.40 pence)		£ 992	£ 1,006	£ 993
Interim dividend for the year ended 30 June 2021, 27.96 pence per share (2020 – 27.41 pence; 2019 – 26.1 pence)		654	640	630
Dividend paid		£ 1,646	£ 1,646	£ 1,623
Final dividend per share (in GBP per share)			£ 0.4247	£ 0.4247	£ 0.404
Interim dividend per share (in GBP per share)		£ 0.2796	£ 0.2741	£ 0.261
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend	£ 1,042
Proposed final dividend per share (in GBP per share)	£ 0.4459